Supplemental Cash Flow Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 404,093	€ 202,368	€ 90,106
Income taxes	€ 0	€ 405,347	€ 116,924